Property and Equipment (Details Narrative) (10 K) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 09, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense				$ 481		$ 3,291	$ 946
Loss on sale of machines				$ (127)
Asset impairment charges						$ 6,345
Bitcoin Machines [Member]
Aggregate book value of machines sold	$ 474
Proceeds from sale of machinery	427
Loss on sale of machines	$ 47
Crypto-Currency Mining Assets [Member]
Asset impairment charges			$ 2,677		$ 3,668